Funded Status of Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 159,988	¥ 145,807
Service cost	10,049	9,410	8,662
Interest cost	2,324	2,506	2,637
Actuarial loss	10,558	5,056
Benefits paid	(6,329)	(5,646)
Acquisitions of Business	972	2,121
Other		734
Benefit obligations at end of year	177,562	159,988	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	156,856	150,226
Actual return on plan assets	5,612	1,557
Employer contribution	9,651	9,147
Benefits paid	(6,215)	(5,585)
Acquisitions of Business	793	818
Other		693
Fair value of plan assets at end of year	166,697	156,856	150,226
Funded status	(10,865)	(3,132)
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	37,845	35,954
Service cost	348	293	311
Interest cost	1,667	1,764	1,886
Plan participants' contributions	7	10
Actuarial loss	5,024	3,026
Benefits paid	(1,927)	(1,880)
Partial settlement of pension plan	(1,220)
Foreign exchange adjustment	4,798	(1,308)
Other	(38)	(14)
Benefit obligations at end of year	46,504	37,845	35,954
Change in plan assets:
Fair value of plan assets at beginning of year	18,751	18,010
Actual return on plan assets	1,887	787
Employer contribution	3,097	1,082
Plan participants' contributions	7	10
Benefits paid	(911)	(845)
Partial settlement of pension plan	(1,220)
Foreign exchange adjustment	2,636	(279)
Other	(38)	(14)
Fair value of plan assets at end of year	24,209	18,751	18,010
Funded status	¥ (22,295)	¥ (19,094)